N-2	Oct. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001557523
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	PRINCIPAL REAL ESTATE INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective. The Fund’s investment objective is to seek to provide high current income, with capital appreciation as a secondary objective, by investing in commercial real estate-related securities. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in commercial real estate-related securities, primarily consisting of commercial mortgage backed securities (“CMBS”) and other U.S. and non-U.S. real estate-related securities (primarily real estate investment trusts (“REITs”) or REIT-like entities). Under normal circumstances, the Fund will invest between 40% and 70% of its total assets in CMBS and will invest between 30% and 60% in other real estate-related securities (including REITs). A CMBS is a type of mortgage-backed security that is secured by a loan (or loans) on one or more interests in commercial real estate property. REITs are pooled investment vehicles that invest in income producing real estate, real estate-related loans, or other types of real estate interests. The Fund will invest in CMBS and other real estate-related securities at new issuance and in the secondary market which the Fund’s investment subadviser, Principal Real Estate Investors, LLC (“PrinREI”), believes will generate attractive risk-adjusted current yields and the potential for capital appreciation for the Fund. The Fund will limit its investments in CMBS to issuers organized in the United States. The Fund will invest in REITs and other real estate-related securities of issuers organized in a number of countries, including the United States.

The Fund may invest in both investment grade and below investment grade debt securities (i.e., “junk bonds”). With respect to CMBS deals issued prior to 2009, the Fund may only invest in CMBS securities originally rated no lower than “A-” by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc., (“Fitch”), or “A3” by Moody’s Investors Service, Inc. (“Moody’s”). In addition and also with respect to CMBS deals prior to 2009, it is expected that the Fund will invest no more than 20% of its total assets in CMBS securities originally rated lower than “AAA” by S&P or Fitch, or “Aaa” by Moody’s. No investment in an individual CMBS bond may comprise 10% or more of the Fund’s total assets.

The Fund’s net asset value will vary and its distribution rate may vary and both may be affected by numerous factors, including changes in the market spread over a specified benchmark, market interest rates and performance of the broader equity markets. Fluctuations in net asset value may be magnified as a result of the Fund’s use of leverage. An investment in the Fund may not be appropriate for all investors.

Use of Leverage

The Fund generally will seek to enhance the level of its cash distributions to holders of Common Shares (“Common Shareholders”) through the use of leverage, which may include Borrowings (as defined below), the issuance of preferred shares, and the use of derivatives or certain investment techniques. Under normal market conditions, the Fund’s policy is to utilize leverage through Borrowings and the issuance of preferred shares (if any) in an amount that represents approximately 33 1/3% of the Fund’s total assets, including proceeds from such Borrowings and issuances (or approximately 50% of the Fund’s net assets). However, based on market conditions at the time, the Fund may use such leverage in amounts that represent less than 33 1/3% of the Fund’s total assets. “Borrowings” are defined as: amounts received by the Fund pursuant to loans from banks or other financial institutions; amounts borrowed from banks or other parties using reverse repurchase agreements; or amounts received by the Fund from the Fund’s issuance of any senior notes or similar debt securities. Other than with respect to reverse repurchase agreements, Borrowings do not include trading practices or instruments that, according to the SEC or its staff, may cause senior securities concerns.

The Fund currently leverages through the use of bank borrowings, but may use other similar term loans and/or reverse repurchase obligations. In connection with the Fund’s use of leverage, PrinREI may seek to hedge the associated interest rate risks through derivative instruments, which may include interest rate swaps, caps, floors, collars, rate forwards and interest rate futures (and options thereon). PrinREI is not required to engage in any hedging techniques, and there can be no assurance that any interest rate hedging transactions, if undertaken, will be successful, and such transactions may adversely affect the Fund’s achievement of its investment objective. There is no guarantee that the Fund will engage in hedging transactions.

Risk Factors [Table Text Block]

Risks

Investment and Market Risk. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Risks Associated with Investment in Commercial Real Estate Loans. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. CMBS may be backed by obligations (including certificates of participation in obligations) that are principally secured by commercial real estate loans or interests therein having a multi-family or commercial use, such as shopping malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans because those securities derive their cash flows and value from the performance of the commercial real estate underlying such investments and/or the owners of such real estate. These risks include:

●	Declines in the value of real estate;

●	Declines in rental or occupancy rates;

●	Risks related to general and local economic conditions;

●	Dependency on management skills of the borrower or third-party property management firm;

●	Risk depending on the timing of cash flows from the underlying mortgage properties;

●	Possible lack of available mortgage funds to refinance the mortgage loans at maturity;

●	Overbuilding;

●	Extended vacancies in properties;

●	Increases in property taxes and operating expenses, including energy costs;

●	Changes in zoning laws and other governmental rules, regulation and fiscal policies; compliance with existing legal and regulatory requirements, including environ-mental controls and regulations;

●	Risks related to the ability of a property to attract and retain tenants, including those listed in this section, as well as the ability of a property owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions;

●	Expenses incurred in the cleanup of environmental problems;

●	Costs and delays involved in enforcing rights of a property owner against tenants that default under the terms of leases or seek protection of bankruptcy laws;

●	Risks related to the type and use of a particular commercial property, e.g., hospitals, nursing homes, hospitality properties and other property types;

●	Casualty or condemnation losses, including where liability and casualty insurance does not provide full protection;

●	Changes in interest rates and the availability of credit to refinance such loans at or prior to maturity;

●	Changes in tax laws;

●	Terrorist threats and attacks;

●	Social unrest and civil disturbances; and

●	Weather and other acts of God.

The above factors may impact the ability of a borrower to meet its obligations on the loan. Certain loans may default which could result in either a foreclosure of the property or a restructure of the loan. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds may be shorter or longer than the original term of the loan. Losses on the loans will negatively impact the most subordinate CMBS classes first. Any proceeds received from the loans will generally be applied to the most senior bonds outstanding before any payments are made to the subordinate bonds. The occurrence of defaults and losses on the loans may result in downgrades of the CMBS by the NRSROs.

In addition the following risks apply to investments in CMBS (several of which also apply more generally to investments in debt securities and other asset backed securities):

Credit Quality and Selection. In addition to the risks listed above, CMBS are affected by the quality of the credit extended.

As a result, the quality of the CMBS is dependent upon the selection of the commercial mortgages for each issuance and the cash flow generated by the commercial real estate assets. Risk factors related to the foregoing include:

●	Potential lack of diversification in certain CMBS issuances;

●	Dependence on the skills, decision-making and experience of the various issuers in selecting the commercial mortgages backing the issuances; and

●	Adverse borrower selection within an issuance.

Amortization, Refinance or Sale. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Commercial loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or a sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property. In addition, commercial real estate loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial real estate loan, the value of the collateral securing the loan at the time of foreclosure may be less than the principal amount outstanding on the loan plus accrued but unpaid interest thereon, resulting in a non-collectable deficiency. Losses realized on the sale of foreclosed properties could negatively impact the credit enhancement provided to certain CMBS investments and eventually lead to a loss of principal.

Lack of Sufficient Investment Opportunities. It is possible that the Fund will never be fully invested if the Fund does not receive its desired allocations of investments or PrinREI does not find a sufficient volume of investments it deems appropriate for the Fund. New issuances of CMBS were halted during the recent global liquidity crisis. While new CMBS issuances have resumed, it remains uncertain how robust the market will become or the impact any potential regulatory reform may have on the CMBS market. Such market conditions could impact the valuations of the Fund’s investments and impair PrinREI’s ability to buy securities for the Fund. The business of acquiring the type of investments targeted by the Fund is highly competitive and involves a high degree of uncertainty.

Lack of Operating Control of Underlying Investments. The day-to-day operations of the real estate companies and properties underlying the commercial real estate loans that secure the Fund’s CMBS investments will be the responsibility of the owners and developers of such companies and properties. Although PrinREI will be responsible for monitoring the performance of each CMBS investment, there can be no assurance that the owners and developers will be able to operate the underlying companies or properties in accordance with their business plans or the expectations of the Fund.

Lack of Control Over CMBS. The Fund will generally not have a right to vote or to make decisions with respect to the administration of the CMBS investments or servicing of the commercial real estate loans that underlie the Fund’s CMBS investments. Those decisions will generally be made by one of the master servicer, special servicer, trustee or a controlling party. Any decision made by one of those parties may not be in the best interest of the Fund and, even if that decision is determined to be in the Fund’s best interests by that party, may be contrary to the decision that the Fund would have made and may negatively affect the Fund’s interests.

Due Diligence Risks of CMBS. Before making any investments in CMBS, PrinREI will assess the factors that it believes will determine the success of that investment. This process is particularly important and subjective because there may be little information publicly available about the CMBS other than what is available in the prospectuses, offering memoranda or similar disclosure documentation associated with the CMBS. The Fund cannot provide any assurances that these due diligence processes will uncover all relevant facts of the underlying commercial real estate loans or that any investment in a CMBS issuance will be successful.

Credit Ratings — Rating Agencies. The Fund can invest in CMBS rated “investment grade” or “below investment grade” by an NRSRO. The term “investment grade” denotes a credit rating of BBB- or higher by S&P, or Baa3 or higher by Moody’s, or BBB- or higher by Fitch, or BBB- or higher by Kroll Bond Rating Agency, Inc., or BBB (low) or higher by Dominion Bond Rating Service or BBB- or higher by Morningstar Credit Ratings, LLC (“Morningstar”) or such comparable rating by any other NRSRO. The term “below investment grade” (commonly referred to as “junk bonds” or “high yield securities”) denotes a credit rating of BB+ or lower by S&P, or Ba1 or lower by Moody’s, or BB+ or lower by Fitch, or BB+ or lower by Kroll Bond Rating Agency, Inc., or BB (high) by Dominion Bond Rating Services or BB+ or lower by Morningstar or such comparable rating by any other NRSRO. A credit rating is a current assessment of the probability of timely payment of interest and ultimate recovery of principal. The ratings are based on current information furnished by the issuer or obtained by the NRSRO from other sources the credit rating agency considers reliable. NRSROs do not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. NRSROs may take into consideration obligors such as guarantors, insurers or lessees.

Use of Credit Rating. A credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings do not constitute a guarantee of the quality of CMBS. The rating assigned to a security reflects only the NRSRO’s opinion. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, sufficient information or for other circumstances. A change in a bond’s credit rating typically will affect the price of the bond. The use of credit ratings for evaluating bonds involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of bonds. Also, NRSROs may fail to change credit ratings in a timely manner to reflect recent events. If a NRSRO changes the rating of a security held by the Fund, the Fund may retain the security if PrinREI believes such retention is in the best interest of the Fund’s investors.

Risks Associated with the Insolvency of Obligations Backing CMBS. The commercial real estate loans backing the CMBS may be subject to various laws enacted in the jurisdiction or state of the borrower for the protection of creditors. If an unpaid creditor files a lawsuit seeking payment, the court may invalidate all or part of the borrower’s debt as a fraudulent conveyance, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower in satisfaction of such indebtedness, based on certain tests for borrower insolvency and other facts and circumstances, which may vary by jurisdiction. There can be no assurance as to what standard a court would apply in order to determine whether the borrower was “insolvent” after giving effect to the incurrence of the indebtedness constituting the commercial mortgage backing the CMBS, or that regardless of the method of valuation, a court would not determine that the borrower was “insolvent” after giving effect to such incurrence. In addition, in the event of the insolvency of a borrower, payments made on such commercial mortgage loans could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year and one day) before such insolvency.

Risks Associated with Interest Shortfalls. The Fund’s CMBS investments may be subject to interest shortfalls due to interest collected from the underlying loans not being sufficient to pay accrued interest to all of the CMBS. Interest shortfalls to the trust will occur when the servicer does not advance full interest payments on defaulted loans. The servicer in a CMBS trust is required to advance monthly principal and interest payments due on a delinquent loan. Once a loan is 60 days delinquent, the servicer is required to obtain a new appraisal to determine the value of the property securing the loan. The servicer is only required to advance interest based on the lesser of the loan amount or 90% of the appraised value. Interest shortfalls occur when 90% of the appraised value is less than the loan amount and the servicer does not advance interest on the full loan amount. The resulting interest shortfalls impact interest payments on the most junior class in the trust first. As interest shortfalls in-crease, more senior classes may be impacted. Over time, senior classes may be reimbursed for accumulated shortfalls if the delinquent loans are resolved, but there is no guarantee that shortfalls will be collected. Interest shortfalls to the trust may also occur as a result of accumulated advances and expenses on defaulted loans. When a defaulted loan or foreclosed property is liquidated, the servicer will be reimbursed for accumulated advances and expenses prior to payments to CMBS bond holders. If proceeds are insufficient to reimburse the servicer or if a defaulted loan is modified and not foreclosed, the servicer is able to make a claim on interest payments that is senior to the bond holders to cover accumulated advances and expenses. If the claim is greater than interest collected on the loans, interest shortfalls could impact one or more bond classes in a CMBS trust until the servicer’s claim is satisfied. Interest shortfalls will be more likely during times of economic stress or other significant market events, which will result in greater risk of loss on the Fund’s investments.

Risks Associated with Prepayment. The Fund’s CMBS investments may be subject to prepayment. Prepayments on CMBS are affected by a number of factors. If prevailing rates for commercial real estate loans fall below the interest rates on the commercial real estate loans underlying the Fund’s CMBS investments, prepayments would generally be expected to increase. Conversely, if prevailing rates for commercial real estate loans rise above the interest rates on the commercial real estate loans underlying the Fund’s CMBS investments, prepayment rates would generally be expected to decrease. Faster than expected prepayments may adversely affect the Fund’s profitability, particularly if the Fund is forced to invest prepayments it receives in lower yielding securities. Certain commercial real estate loans underlying CMBS may have lockout periods and/or defeasance periods during which time prepayment is prohibited or prepayment penalties or substitute defeasance collateral is required. However, certain of such CMBS permit prepayment after such lockout periods or defeasance periods or the periods for such prepayment premiums have expired. Prepayments on CMBS are also affected by the value of the related mortgaged property, the borrower’s equity in the mortgaged property, the financial circumstances of the borrower, fluctuations in the business operated by the borrower on the mortgaged property, competition, general economic conditions and other factors. However, there can be no assurance that the underlying loans of a CMBS issue will prepay at any particular rate.

Risks Associated with Extensions. The Fund’s CMBS investments may be subject to extension, resulting in the term of the securities being longer than expected. Extensions on CMBS are affected by a number of factors, including the general availability of financing in the market, the value of the related mortgaged property, the borrower’s equity in the mortgaged property, the financial circumstances of the borrower, fluctuations in the business operated by the borrower on the mortgaged property, competition, general economic conditions and other factors.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund’s portfolio’s current earnings rate. A decline in income could affect the Common Shares’ market price or their overall returns.

Risks Associated with the Servicers. The exercise of remedies and successful realization of liquidation proceeds relating to commercial real estate loans underlying CMBS may be highly dependent on the performance of the servicer or special servicer. The servicer may not be appropriately staffed or compensated to immediately address issues or concerns with the underlying loans. Such servicers may exit the business and need to be replaced which could have a negative impact on the portfolio due to lack of focus during a transition. Special servicers frequently are affiliated with investors who have purchased the most subordinate bond classes, and certain servicing actions, such as a loan extension instead of forcing a borrower pay off, may benefit the subordinate bond classes more so than the senior bond classes. While servicers are obligated to service the portfolio subject to a servicing standard and maximize the present value of the loans for all bond classes, servicers with an affiliate investment in the CMBS may have a conflict of interest. There may be a limited number of special servicers available, particularly those which do not have conflicts of interest.

Risks Associated with Structured Securities. Structured securities are securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from, or sale proceeds of, a specified pool of assets that by their terms convert into cash within a finite time period, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. The CMBS in which the Fund will invest are structured securities. Thus, CMBS will bear various risks typically experienced by structured securities: credit risks, liquidity risks, interest rate risks, market risks, operational risks, structural risks and legal risks. The CMBS are subject to the significant credit risks inherent in the underlying collateral and to the risk that the servicer fails to perform. The performance of the CMBS is also dependent on the allocation of principal and interest payments as well as losses among the classes of such securities of any issue. In addition, concentrations of CMBS backed by underlying collateral located in a specific geographic region or concentrations of specific borrowers or property types, may subject the CMBS to additional risk. Certain CMBS may have structural features that divert payments of interest and/or principal to more senior classes when the delinquency or loss experience of the pool exceeds certain levels, which would reduce or eliminate payments of interest on one or more classes of such CMBS for one or more payment dates. Additionally, as a result of cash flow being diverted to payments of principal on more senior classes, the average life of the more junior securities may lengthen. As a result, a shortfall in payments to subordinate investors in CMBS will generally not result in a default being declared on the transaction and the transaction will not be restructured or unwound.

Risks Associated with the Limited Liquidity of CMBS. The CMBS investments the Fund may invest in may have no, or only a limited, trading market. The liquidity of the CMBS will generally fluctuate with, among other things, general economic conditions, domestic and international political events, developments or trends in a particular industry. The credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of extreme market volatility, such as the recent global liquidity crisis. Such market conditions could re-occur and would impact the valuations of the Fund’s investments and impair PrinREI’s ability to sell securities. Some or all of the CMBS may also be subject to restrictions on transfer and may be considered illiquid.

Risks Associated with Interest Rate Movements. Debt securities, such as CMBS, are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are generally more sensitive to interest rate changes. The Fund may utilize derivative instruments for purposes of hedging interest rate risk. The use of derivatives may involve certain costs and risks which are outlined below.

“Spread Widening” Risk. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the market spreads of the securities in which the Fund invests may increase substantially causing the securities prices to fall. It may not be possible to predict, or to hedge against, such “spread widening” risk. In addition, mark-to-market accounting of the Fund’s investments will have an interim effect on the reported value prior to realization of an investment.

Risks Associated with Hedging. The Fund may, but is not obligated to, utilize financial instruments, such as over-the- counter derivatives transactions, to hedge its investments and the interest rate and/or spread risk associated therewith. There can be no assurance that the Fund will hedge when appropriate or choose the correct hedge if it does hedge. The use of hedging transactions involves certain risks. These risks include (i) the possibility that the market will move in a manner or direction that would have resulted in gain for the Fund had a particular hedging transaction not been utilized, in which case the Fund’s performance would have been better had the Fund not engaged in the hedging transaction; (ii) the risk of imperfect correlation between the risk sought to be hedged and the hedging instrument used; (iii) potential illiquidity for the hedging instrument used, which may make it difficult or costly for the Fund to close-out or unwind a hedging transaction; and (iv) market conditions.

Over-the-counter derivatives transactions are also subject to counterparty risk. Counterparty risk is the risk that the party on the opposite side of a contract will be unable to fulfill the terms of the contract when called upon, creating exposure equal to the replacement cost or loss of market value of the contract. To minimize counterparty risk, the Fund may diversify its counterparty exposure and may create exposure limits.

The Fund’s use of derivatives or other hedging transactions may be limited by legal and regulatory requirements applicable to the Fund or PrinREI.

Tax Risk Relating to Investments in Certain REMICs. The Fund may acquire residual interests in REMICs. The Fund may be taxable at the highest corporate income tax rate on a portion of the income arising from a residual interest in a REMIC that is allocable to the percentage of the Fund’s Common Shares held by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from unrelated business taxable income. Because this tax would be imposed on the Fund, all of the Fund’s investors, including investors that are not disqualified organizations, would bear a portion of the tax cost associated with the Fund’s investment in a residual interest in a REMIC.

In addition, if the Fund realizes excess inclusion income and allocates it to Common Shareholders, this income cannot be offset by net operating losses of the Common Shareholders. If the Common Shareholder is a tax-exempt entity and not a disqualified organization, then this income would be fully taxable as unrelated business taxable income under Section 512 of the Code. If the Common Shareholder is a foreign person, it would be subject to U.S. federal income tax withholding on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty.

Risks Associated with Tax Code or Accounting Changes. CMBS are generally structured as REMICs under the Code, which impacts the tax treatment of the CMBS. Changes to REMIC legislation could impact the investment performance of the CMBS and, as a result, the Fund. In addition, changes in accounting standards, such as mark-to-market or consolidation rules, could negatively impact the performance of the Fund.

Below Investment Grade Securities Risk. The Fund may invest in CMBS and other securities rated below investment grade or, if unrated, determined by PrinREI to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. Investment in junk bonds involves substantial risk of loss. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Junk bonds display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values for junk bonds tend to be more volatile and such securities tend to be less liquid than investment grade debt securities.

Real Estate-Related Securities Risk. The Fund’s investments will be subject to the risks inherent in the ownership and operation of real estate and real estate-related businesses and assets. These risks include, but are not limited to:

●	the burdens of ownership of real property;

●	general and local economic conditions (such as an oversupply of space or a reduction in demand for space);

●	the supply and demand for properties (including competition based on rental rates);

●	energy and supply shortages

●	fluctuations in average occupancy and room rates;

●	the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment;

●	the financial condition and resources of tenants, buyers and sellers of properties;

●	increased mortgage defaults;

●	the quality of maintenance, insurance and management services;

●	changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

●	changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws;

●	changes in real property tax rates;

●	changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable;

●	changes in operating costs and expenses;

●	energy and supply shortages;

●	uninsured losses or delays from casualties or condemnation;

●	negative developments in the economy that depress travel or leasing activity;

●	environmental liabilities;

●	contingent liabilities on disposition of assets

●	uninsured or uninsurable casualties;

●	acts of God, including earthquakes, hurricanes and other natural disasters;

●	social unrest and civil disturbances, epidemics, pandemics or other public crises; - terrorist attacks and war;

●	risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor- related factor; and

●	other factors which are beyond the control of the Adviser and its affiliates.

In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before the Fund will begin receiving rental payments under a replacement lease. During that period, the Fund will continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the Fund’s ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require the Fund to make capital improvements to properties which would not have otherwise been planned. Ultimately, to the extent that the Fund is unable to renew leases or re-let space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.

REIT-Related Risk. The Fund may invest in equity and mortgage REITs. Equity REITs invest in real estate, and mortgage REITs invest in loans secured by real estate. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemption from registration under the 1940 Act. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. By investing in REITs, the Fund will indirectly bear its proportionate share of the expenses of the REITs.

Risks Associated with Direct Ownership of Real Estate Loans.

Commercial Mortgage Loans. The Fund may invest in commercial mortgage loans. The value of the Fund’s commercial mortgage loans will be influenced by the historical rate of delinquencies and defaults experienced on the commercial mortgage loans and by the severity of loss incurred as a result of such defaults. The factors influencing delinquencies, defaults, and loss severity include: (i) economic and real estate market conditions by industry sectors (e.g., multifamily, retail, office, and hospitality); (ii) the terms and structure of the mortgage loans; and (iii) any specific limits to legal and financial recourse upon a default under the terms of the mortgage loan.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single-family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and com-ply with applicable zoning and other laws) rather than upon the existence of independent income or assets of the borrower. Most commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation. Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Subordination of Investments. Some of the Fund’s investments may be in b-notes and other subordinated loans, structurally subordinated mezzanine loans and preferred equity interests of a direct or indirect property owning entity. These investments will be subordinated to the senior obligations of the property or issuer, either contractually or inherently due to the nature of equity investments. Greater credit risks are usually attached to these sub-ordinated investments than to a borrower’s first mortgage or other senior obligations. In addition, these investments may not be protected by financial or other covenants and may have limited liquidity. Adverse changes in the borrower’s financial condition and/or in general economic conditions may impair the ability of the borrower to make payments on the subordinated investments and cause it to default more quickly with respect to such investments than with respect to the borrower’s senior obligations. In many cases, the Fund’s management of its investments and its remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of any senior creditors and, to the extent applicable, contractual inter-creditor and/or participation agreement provisions.

Mezzanine Loans. Although not secured by the underlying real estate, mezzanine loans are also subject to risk of subordination and share certain characteristics of subordinate loan interests described above. As with commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying commercial properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. Mezzanine loans are not secured by interests in the underlying commercial properties. In addition, a mezzanine lender typically has additional rights vis-à-vis the more senior lenders, including the right to cure defaults under the mortgage loan and any senior mezzanine loan and purchase the mortgage loan and any senior mezzanine loan, in each case under certain circumstances following a default on the mortgage loan.

B-Notes and A/B Structures. The Fund may invest in b-notes, which investments are subordinate to the a-note portion of the same loan (which the Fund would not expect to hold). In addition to the risks described above in Subordination of Investments, certain additional risks apply to b-note investments, including those described herein. The b-note portion of a loan is typically small relative to the overall loan, and vis-à-vis the a-note portion of the loan is in the first loss position. As a means to protect against the holder of the a-note from taking certain actions or receiving certain benefits to the detriment of the holder of the b-note, the holder of the b-note often (but not always) has the right to purchase the a-note from its holder. If available, this right may not be meaningful to the Fund. For example, the Fund may not have the capital available to protect its b-note interest or purchasing the a-note may alter the Fund’s overall portfolio and risk/return profile to the detriment of Common Shareholders. In addition, a b-note may be in the form of a “rake bond.” A “rake bond” is a CMBS backed solely by a single promissory note secured by a mortgaged property, which promissory note is subordinate in right of payment to one or more separate promissory notes secured by the same mortgaged property.

Bridge Financings. The Fund may invest in bridge loans as part of its investment strategy. The Fund will bear the risk of any changes in financing markets, which may adversely affect the ability of a borrower to refinance any bridge financings. If the borrower were unable to complete a refinancing, then the Fund could be left holding an unexpected long-term investment in a junior security or that junior security might be converted to equity. The Fund may make an investment with the intent of financing or otherwise reducing the Fund’s investment shortly after the closing of such investment. There can be no assurance that other transactions designed to reduce or leverage the Fund’s investment will occur, or that terms of such financings will be attractive when closed. If the Fund is unable to complete such an anticipated transaction, its investments will be less diversified than intended. In addition, bridge financings may be secured by properties that are in transition or under “lease up.” There is a risk that completion of such transition or “lease up” of such properties will not occur. In that event, the Fund may be required to take possession of the property.

Concentration Risk. The Fund will be concentrating in companies in the real estate industry, which may include CMBS, REITs, REIT-like structures, and other securities that are secured by, or otherwise have exposure to, real estate. The focus of the Fund’s portfolio on this sector may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. A downturn in this sector (or any sub-sectors within it) would have a larger impact on the Fund than on an investment company that does not concentrate solely in this specific sector (or in specific sub- sectors). At times, the performance of companies in the real estate industry (or a specific sub-sector) may lag the performance of other sectors or the broader market as a whole. Any market price movements, regulatory changes, or economic conditions affecting CMBS, REITs, REIT-like structures, and real estate more generally, will have a significant impact on the Fund’s performance.

Credit Risk. The Fund could lose money if the borrower, issuer or guarantor of a loan underlying a CMBS, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. These risks are heightened with respect to issuers of high- yield or “junk” bonds.

Pricing Risk. Daily valuations of most of the Fund’s securities are provided by a third-party pricing service. There can be no assurance that PrinREI will be able to sell the securities at the same price as the valuations. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. Non-public or non-securities investments will be valued on a fair-value pricing basis. In addition, the valuation of real estate generally, and of the collateral underlying the loans in which the Fund invests in, is inherently subjective due to, among other things, the individual nature of each property, its location, the expected future cash flows from that particular property and the valuation methodology adopted. There can be no assurance that any such valuations obtained will accurately reflect the value of such underlying collateral.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the Fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the Fund’s net asset value.

Excise Tax Risk. A regulated investment company that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required distribution, is liable for a 4% excise tax on the portion of the undistributed amounts of such income that are less than the required distributions.

Asset-Backed Securities Risks. Because asset-backed securities may not have the benefit of a security interest in the underlying assets, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Furthermore, most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be avail-able to support payments on these securities.

Payments of principal and interest on asset-backed securities may be dependent upon the cash flow generated by the underlying assets backing the securities and, in certain cases, may be supported by some form of credit enhancement. The degree of credit enhancement provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit enhancement could adversely affect the return on an investment in such a security. The value of the securities also may change because of changes in interest rates or changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset- backed securities have been subject to greater liquidity risk. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the Fund generally has no recourse against the entity that originated the loans.

The yield characteristics of the asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Because prepayment of principal generally occurs during a period of declining interest rates, the Fund may generally have to reinvest the proceeds of such prepayments at lower interest rates. Therefore, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then-existing holdings of such securities.

Repurchase Agreement Risk. While repurchase agreements involve certain risks not associated with direct in-vestments in debt securities, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Risks Related to the Fund’s Use of Leverage. Since the holders of Common Shares pay all expenses related to the issuance of debt or use of leverage, the use of leverage through borrowing of money, issuance of debt securities or the issuance of preferred stock for investment purposes creates risks for the holders of Common Shares. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The Fund will also have to pay interest on its borrowings or dividends on preferred stock, if any, which may reduce the Fund’s return. The leverage costs may be greater than the Fund’s return on the underlying investment. The Fund’s leveraging strategy may not be successful.

If the Fund utilizes leverage in the form of borrowing, the money borrowed for investment purposes will incur interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the holders of Common Shares to receive a higher current rate of return than if the Fund were not leveraged. If, however, long- term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing return to the holders of Common Shares.

There is no assurance that a leveraging strategy will be successful or that it will be used. Leverage involves risks and special considerations for Common Stockholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●	the risk that fluctuations in interest rates on borrowings or on short-term debt or in the interest or dividend rates on any debt securities or preferred shares that the Fund must pay will reduce the return to the Common Stockholders;

●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

●	when the Fund uses financial leverage, the investment management fees payable to the Adviser and the subadvisory fees payable by the Adviser to the Subadviser will be higher than if the Fund did not use leverage. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the holders of Common Shares, on the other; and

●	leverage may increase operating costs, which may reduce total return.

The use of leverage will require the Fund to segregate assets to cover its obligations (or, if the Fund borrows money or issues preferred shares, to maintain asset coverage in conformity with the requirements of the 1940 Act). While the segregated assets will be invested in liquid securities, they may not be used for other operational purposes. Consequently, the use of leverage may limit the Fund’s flexibility and may require that the Fund sell other portfolio investments to pay Fund expenses, to maintain assets in an amount sufficient to cover the Fund’s leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets. Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Subadviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies if the Fund were to utilize leverage.

Risks Associated with Swap Transactions. The Fund may enter into interest rate, index, total return and currency swap agreements. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on an agreed-upon underlying asset or investment over the term of the swap. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Subadviser is incorrect in its forecasts of default risks, market spreads, liquidity or other applicable factors or events, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.

There are risks in the use of swaps. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Total return swaps involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the full notional amount of the swap. To the extent the Fund enters into a total return swap on equity securities, the Fund will receive the positive performance of a notional amount of such securities underlying the total return swap. In exchange, the Fund will be obligated to pay the negative performance of such notional amount of securities. Therefore, the Fund assumes the risk of a substantial decrease in the market value of the equity securities. The use of swaps may not always be successful; using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Currently, certain categories of interest rate swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally expected to be lower than for uncleared over-the- counter derivative transactions as each party to a transaction looks only to the central clearing house for performance of obligations under the transaction. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the fund or that the fund’s use of swaps will be advantageous.

Preferred Stock Risk. The Fund may have exposure to preferred stocks. In addition to credit risk, investments in preferred stocks involve certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non- cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Foreign Securities Risk. Investments in securities of non-U.S. issuers will be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. It may also be more difficult to obtain and enforce a judgment against a non-U.S. issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The risks of foreign investing may be magnified for investments in issuers located in emerging market countries.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Emerging Markets Risk. The Fund may invest in securities of issuers located in emerging markets. Emerging markets issuers are those (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging market country, (ii) that are organized under the laws of and have a principal office(s) in an emerging market country or (iii) that have at least 50% of their revenues, profits or assets in emerging market countries. Emerging market countries include any country not included in the MSCI World Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Risks of investing in emerging markets issuers include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of the companies in those markets.

Foreign Currency Risk. Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to common shareholders. These risks are generally heightened for investments in emerging market countries.

Small and Mid-Capitalization Stock Risk. The Fund may invest in companies of any market capitalization. The Fund considers small companies to be those with a market capitalization up to $2 billion and medium-sized companies to be those with a market capitalization between $2 billion and $10 billion. Smaller and medium-sized company stocks may be more volatile than, and perform differently from, larger company stocks. There may be less trading in the stock of a smaller or medium-sized company, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium-sized company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small or medium-sized company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium-sized company stocks may not be well known to the investing public and may be held primarily by insiders or institutional investors.

Convertible Securities Risk. The market value of convertible securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Convertible securities tend to be of lower credit quality.

Risks Associated with Futures Contracts. If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading. In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions. Successful use of futures by the Fund also is subject to PrinREI’s ability to predict correctly movements in the direction of the relevant market. For example, if the Fund uses futures to hedge against the possibility of a decline in the value of a currency in which certain portfolio securities are denominated, and the value of that currency increases instead, the Fund will lose part or all of the benefit of the increased value of the securities denominated in the currency which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Risks Associated with Forward Currency Contracts. PrinREI’s decision whether to enter into forward foreign currency contracts will depend in part on its view regarding liquidity, market conditions, and the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a currency management strategy, if undertaken, would be successful. To the extent that PrinREI’s view regarding future exchange rates proves to have been incorrect, the Fund may realize losses on its foreign currency transactions. Even if a foreign currency hedge is effective in protecting the Fund from losses resulting from unfavorable changes in exchange rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates.

The Fund may also utilize forward rate contracts. Under forward rate contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. If the other party to a forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive that is in excess of collateral posted by the Fund’s counterparty (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) in respect of such liability. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Certain currency derivatives are subject to regulation under the Dodd-Frank Act. Potential rule- making with respect to such derivatives could affect the cost of such derivatives or otherwise restrict the fund’s ability to effectively use currency derivatives.

Risks Associated with Covered Calls. The Fund may write covered call options, subject to the limitation that no more than 50% of the Fund’s assets attributable to equity securities will be subject to covered call options at any given time. As the writer of a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option prior to exercise. If trading were suspended in an option, the Fund would not be able to close out the option position. If the Fund were unable to close out a covered call option that it had written on a security, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund may result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will not exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and generate short-term capital gains taxable as ordinary income.

Market Price of Common Shares. The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund’s common shares may likewise trade at a discount from NAV. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who sell their common shares below NAV will be reduced.

Risks from Non-Diversified Status. As a non-diversified investment company under the 1940 Act, and the rules and regulations thereunder, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will participate in a limited number of investments and all or a substantial majority of its investment portfolio may be in a particular bond class. As a result, the Fund’s investment portfolio could have significant investments in a particular issuer or bond class. An investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified company because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Common Shares. While the investment limitations of the Fund restrict investments in any specific CMBS bond to a maximum of 10% of the Fund’s total assets, losses incurred on an investment of this size could still have a significant impact on overall Fund performance. The Fund intends to comply with the diversification requirements of the Code applicable to regulated investment companies.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. ALPS, PrinREI and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Capital Market Risk. Global financial markets and economic conditions are volatile due to a variety of factors, including significant write-offs in the financial services sector, and therefore companies may have difficulty raising capital. In particular, as a result of concerns about the general stability of financial markets and specifically the solvency of lending counterparties, the cost of raising capital from the credit markets generally has increased as many lenders and institutional investors have increased interest rates, enacted tighter lending standards, re-fused to refinance debt on existing terms or at all and reduced, or in some cases ceased to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. Due to these factors, companies may be unable to obtain new debt or equity financing on acceptable terms or at all. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet their obligations as they come due.

Anti-Takeover Provisions. The Fund’s declaration of trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Derivatives Risks. The Fund may enter into derivatives. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes, and other assets. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of a fund. The fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or can suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. Certain derivatives transactions may give rise to a form of leverage. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Further, using derivatives may include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair a Fund’s ability to manage or hedge its investment portfolio through the use of derivatives. In particular, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Funds’ asset segregation and cover practices discussed herein. The final rule requires Funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding use of securities lending collateral that may limit the Fund’s securities lending activities. Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Dodd- Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the rules promulgated thereunder may limit the ability of a Fund to enter into one or more exchange-traded or OTC derivatives transactions.

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent COVID-19 (the “Coronavirus”) outbreak, persists for an extended period of time. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

Legislation, Policy and Regulatory Risk. At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Recent changes in the U.S. political landscape and changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission (“CFTC”), the SEC, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to financial reform legislation in the United States. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental agencies.

LIBOR Discontinuance or Unavailability Risk. The London Interbank Offering Rate ("LIBOR") is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published, and we recommend that you consult your advisors to stay informed of any such developments. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as "benchmarks" and are the subject of recent regulatory reform.

Effects of Leverage [Text Block]

Effects of Leverage

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of minus 10% to plus 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio total returns experienced or expected to be experienced by us. Further, the assumed investment portfolio total returns are after (net of) all of the Fund’s expenses other than expenses associated with leverage); but such leverage expenses are deducted when determining the Common Share return. See “Risks.” The table further reflects the use of leverage representing 33 1/3% of the Fund’s total assets and estimated leverage costs of 4.40%.

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-17.01%	-9.58%	-2.14%	5.29%	12.72%

Corresponding Common Share return is composed of two elements: Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund’s net distributable income after paying interest or dividends on the Fund’s Limited Leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% would assume that the distributions the Fund receives on its investments are entirely offset by losses in the value of those securities.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-17.01%	-9.58%	-2.14%	5.29%	12.72%

Return at Minus Ten [Percent]	(17.01%)
Return at Minus Five [Percent]	(9.58%)
Return at Zero [Percent]	(2.14%)
Return at Plus Five [Percent]	5.29%
Return at Plus Ten [Percent]	12.72%
Effects of Leverage, Purpose [Text Block]	The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of minus 10% to plus 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio total returns experienced or expected to be experienced by us. Further, the assumed investment portfolio total returns are after (net of) all of the Fund’s expenses other than expenses associated with leverage); but such leverage expenses are deducted when determining the Common Share return. See “Risks.” The table further reflects the use of leverage representing 33 1/3% of the Fund’s total assets and estimated leverage costs of 4.40%.
Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Risks Associated With Investment In Commercial Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Investment in Commercial Real Estate Loans. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. CMBS may be backed by obligations (including certificates of participation in obligations) that are principally secured by commercial real estate loans or interests therein having a multi-family or commercial use, such as shopping malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans because those securities derive their cash flows and value from the performance of the commercial real estate underlying such investments and/or the owners of such real estate. These risks include:

●	Declines in the value of real estate;

●	Declines in rental or occupancy rates;

●	Risks related to general and local economic conditions;

●	Dependency on management skills of the borrower or third-party property management firm;

●	Risk depending on the timing of cash flows from the underlying mortgage properties;

●	Possible lack of available mortgage funds to refinance the mortgage loans at maturity;

●	Overbuilding;

●	Extended vacancies in properties;

●	Increases in property taxes and operating expenses, including energy costs;

●	Changes in zoning laws and other governmental rules, regulation and fiscal policies; compliance with existing legal and regulatory requirements, including environ-mental controls and regulations;

●	Risks related to the ability of a property to attract and retain tenants, including those listed in this section, as well as the ability of a property owner to pay leasing commissions, provide adequate maintenance and insurance, pay tenant improvement costs and make other tenant concessions;

●	Expenses incurred in the cleanup of environmental problems;

●	Costs and delays involved in enforcing rights of a property owner against tenants that default under the terms of leases or seek protection of bankruptcy laws;

●	Risks related to the type and use of a particular commercial property, e.g., hospitals, nursing homes, hospitality properties and other property types;

●	Casualty or condemnation losses, including where liability and casualty insurance does not provide full protection;

●	Changes in interest rates and the availability of credit to refinance such loans at or prior to maturity;

●	Changes in tax laws;

●	Terrorist threats and attacks;

●	Social unrest and civil disturbances; and

●	Weather and other acts of God.

The above factors may impact the ability of a borrower to meet its obligations on the loan. Certain loans may default which could result in either a foreclosure of the property or a restructure of the loan. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds may be shorter or longer than the original term of the loan. Losses on the loans will negatively impact the most subordinate CMBS classes first. Any proceeds received from the loans will generally be applied to the most senior bonds outstanding before any payments are made to the subordinate bonds. The occurrence of defaults and losses on the loans may result in downgrades of the CMBS by the NRSROs.

In addition the following risks apply to investments in CMBS (several of which also apply more generally to investments in debt securities and other asset backed securities):

Credit Quality and Selection. In addition to the risks listed above, CMBS are affected by the quality of the credit extended.

As a result, the quality of the CMBS is dependent upon the selection of the commercial mortgages for each issuance and the cash flow generated by the commercial real estate assets. Risk factors related to the foregoing include:

●	Potential lack of diversification in certain CMBS issuances;

●	Dependence on the skills, decision-making and experience of the various issuers in selecting the commercial mortgages backing the issuances; and

●	Adverse borrower selection within an issuance.

Amortization, Refinance or Sale. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Commercial loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or a sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property. In addition, commercial real estate loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial real estate loan, the value of the collateral securing the loan at the time of foreclosure may be less than the principal amount outstanding on the loan plus accrued but unpaid interest thereon, resulting in a non-collectable deficiency. Losses realized on the sale of foreclosed properties could negatively impact the credit enhancement provided to certain CMBS investments and eventually lead to a loss of principal.

Lack of Sufficient Investment Opportunities. It is possible that the Fund will never be fully invested if the Fund does not receive its desired allocations of investments or PrinREI does not find a sufficient volume of investments it deems appropriate for the Fund. New issuances of CMBS were halted during the recent global liquidity crisis. While new CMBS issuances have resumed, it remains uncertain how robust the market will become or the impact any potential regulatory reform may have on the CMBS market. Such market conditions could impact the valuations of the Fund’s investments and impair PrinREI’s ability to buy securities for the Fund. The business of acquiring the type of investments targeted by the Fund is highly competitive and involves a high degree of uncertainty.

Lack of Operating Control of Underlying Investments. The day-to-day operations of the real estate companies and properties underlying the commercial real estate loans that secure the Fund’s CMBS investments will be the responsibility of the owners and developers of such companies and properties. Although PrinREI will be responsible for monitoring the performance of each CMBS investment, there can be no assurance that the owners and developers will be able to operate the underlying companies or properties in accordance with their business plans or the expectations of the Fund.

Lack of Control Over CMBS. The Fund will generally not have a right to vote or to make decisions with respect to the administration of the CMBS investments or servicing of the commercial real estate loans that underlie the Fund’s CMBS investments. Those decisions will generally be made by one of the master servicer, special servicer, trustee or a controlling party. Any decision made by one of those parties may not be in the best interest of the Fund and, even if that decision is determined to be in the Fund’s best interests by that party, may be contrary to the decision that the Fund would have made and may negatively affect the Fund’s interests.

Due Diligence Risks of CMBS. Before making any investments in CMBS, PrinREI will assess the factors that it believes will determine the success of that investment. This process is particularly important and subjective because there may be little information publicly available about the CMBS other than what is available in the prospectuses, offering memoranda or similar disclosure documentation associated with the CMBS. The Fund cannot provide any assurances that these due diligence processes will uncover all relevant facts of the underlying commercial real estate loans or that any investment in a CMBS issuance will be successful.

Credit Ratings — Rating Agencies. The Fund can invest in CMBS rated “investment grade” or “below investment grade” by an NRSRO. The term “investment grade” denotes a credit rating of BBB- or higher by S&P, or Baa3 or higher by Moody’s, or BBB- or higher by Fitch, or BBB- or higher by Kroll Bond Rating Agency, Inc., or BBB (low) or higher by Dominion Bond Rating Service or BBB- or higher by Morningstar Credit Ratings, LLC (“Morningstar”) or such comparable rating by any other NRSRO. The term “below investment grade” (commonly referred to as “junk bonds” or “high yield securities”) denotes a credit rating of BB+ or lower by S&P, or Ba1 or lower by Moody’s, or BB+ or lower by Fitch, or BB+ or lower by Kroll Bond Rating Agency, Inc., or BB (high) by Dominion Bond Rating Services or BB+ or lower by Morningstar or such comparable rating by any other NRSRO. A credit rating is a current assessment of the probability of timely payment of interest and ultimate recovery of principal. The ratings are based on current information furnished by the issuer or obtained by the NRSRO from other sources the credit rating agency considers reliable. NRSROs do not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. NRSROs may take into consideration obligors such as guarantors, insurers or lessees.

Use of Credit Rating. A credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings do not constitute a guarantee of the quality of CMBS. The rating assigned to a security reflects only the NRSRO’s opinion. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, sufficient information or for other circumstances. A change in a bond’s credit rating typically will affect the price of the bond. The use of credit ratings for evaluating bonds involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of bonds. Also, NRSROs may fail to change credit ratings in a timely manner to reflect recent events. If a NRSRO changes the rating of a security held by the Fund, the Fund may retain the security if PrinREI believes such retention is in the best interest of the Fund’s investors.

Risks Associated with the Insolvency of Obligations Backing CMBS. The commercial real estate loans backing the CMBS may be subject to various laws enacted in the jurisdiction or state of the borrower for the protection of creditors. If an unpaid creditor files a lawsuit seeking payment, the court may invalidate all or part of the borrower’s debt as a fraudulent conveyance, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower in satisfaction of such indebtedness, based on certain tests for borrower insolvency and other facts and circumstances, which may vary by jurisdiction. There can be no assurance as to what standard a court would apply in order to determine whether the borrower was “insolvent” after giving effect to the incurrence of the indebtedness constituting the commercial mortgage backing the CMBS, or that regardless of the method of valuation, a court would not determine that the borrower was “insolvent” after giving effect to such incurrence. In addition, in the event of the insolvency of a borrower, payments made on such commercial mortgage loans could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year and one day) before such insolvency.

Risks Associated with Interest Shortfalls. The Fund’s CMBS investments may be subject to interest shortfalls due to interest collected from the underlying loans not being sufficient to pay accrued interest to all of the CMBS. Interest shortfalls to the trust will occur when the servicer does not advance full interest payments on defaulted loans. The servicer in a CMBS trust is required to advance monthly principal and interest payments due on a delinquent loan. Once a loan is 60 days delinquent, the servicer is required to obtain a new appraisal to determine the value of the property securing the loan. The servicer is only required to advance interest based on the lesser of the loan amount or 90% of the appraised value. Interest shortfalls occur when 90% of the appraised value is less than the loan amount and the servicer does not advance interest on the full loan amount. The resulting interest shortfalls impact interest payments on the most junior class in the trust first. As interest shortfalls in-crease, more senior classes may be impacted. Over time, senior classes may be reimbursed for accumulated shortfalls if the delinquent loans are resolved, but there is no guarantee that shortfalls will be collected. Interest shortfalls to the trust may also occur as a result of accumulated advances and expenses on defaulted loans. When a defaulted loan or foreclosed property is liquidated, the servicer will be reimbursed for accumulated advances and expenses prior to payments to CMBS bond holders. If proceeds are insufficient to reimburse the servicer or if a defaulted loan is modified and not foreclosed, the servicer is able to make a claim on interest payments that is senior to the bond holders to cover accumulated advances and expenses. If the claim is greater than interest collected on the loans, interest shortfalls could impact one or more bond classes in a CMBS trust until the servicer’s claim is satisfied. Interest shortfalls will be more likely during times of economic stress or other significant market events, which will result in greater risk of loss on the Fund’s investments.

Risks Associated with Prepayment. The Fund’s CMBS investments may be subject to prepayment. Prepayments on CMBS are affected by a number of factors. If prevailing rates for commercial real estate loans fall below the interest rates on the commercial real estate loans underlying the Fund’s CMBS investments, prepayments would generally be expected to increase. Conversely, if prevailing rates for commercial real estate loans rise above the interest rates on the commercial real estate loans underlying the Fund’s CMBS investments, prepayment rates would generally be expected to decrease. Faster than expected prepayments may adversely affect the Fund’s profitability, particularly if the Fund is forced to invest prepayments it receives in lower yielding securities. Certain commercial real estate loans underlying CMBS may have lockout periods and/or defeasance periods during which time prepayment is prohibited or prepayment penalties or substitute defeasance collateral is required. However, certain of such CMBS permit prepayment after such lockout periods or defeasance periods or the periods for such prepayment premiums have expired. Prepayments on CMBS are also affected by the value of the related mortgaged property, the borrower’s equity in the mortgaged property, the financial circumstances of the borrower, fluctuations in the business operated by the borrower on the mortgaged property, competition, general economic conditions and other factors. However, there can be no assurance that the underlying loans of a CMBS issue will prepay at any particular rate.

Risks Associated with Extensions. The Fund’s CMBS investments may be subject to extension, resulting in the term of the securities being longer than expected. Extensions on CMBS are affected by a number of factors, including the general availability of financing in the market, the value of the related mortgaged property, the borrower’s equity in the mortgaged property, the financial circumstances of the borrower, fluctuations in the business operated by the borrower on the mortgaged property, competition, general economic conditions and other factors.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund’s portfolio’s current earnings rate. A decline in income could affect the Common Shares’ market price or their overall returns.

Risks Associated with the Servicers. The exercise of remedies and successful realization of liquidation proceeds relating to commercial real estate loans underlying CMBS may be highly dependent on the performance of the servicer or special servicer. The servicer may not be appropriately staffed or compensated to immediately address issues or concerns with the underlying loans. Such servicers may exit the business and need to be replaced which could have a negative impact on the portfolio due to lack of focus during a transition. Special servicers frequently are affiliated with investors who have purchased the most subordinate bond classes, and certain servicing actions, such as a loan extension instead of forcing a borrower pay off, may benefit the subordinate bond classes more so than the senior bond classes. While servicers are obligated to service the portfolio subject to a servicing standard and maximize the present value of the loans for all bond classes, servicers with an affiliate investment in the CMBS may have a conflict of interest. There may be a limited number of special servicers available, particularly those which do not have conflicts of interest.

Risks Associated with Structured Securities. Structured securities are securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from, or sale proceeds of, a specified pool of assets that by their terms convert into cash within a finite time period, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. The CMBS in which the Fund will invest are structured securities. Thus, CMBS will bear various risks typically experienced by structured securities: credit risks, liquidity risks, interest rate risks, market risks, operational risks, structural risks and legal risks. The CMBS are subject to the significant credit risks inherent in the underlying collateral and to the risk that the servicer fails to perform. The performance of the CMBS is also dependent on the allocation of principal and interest payments as well as losses among the classes of such securities of any issue. In addition, concentrations of CMBS backed by underlying collateral located in a specific geographic region or concentrations of specific borrowers or property types, may subject the CMBS to additional risk. Certain CMBS may have structural features that divert payments of interest and/or principal to more senior classes when the delinquency or loss experience of the pool exceeds certain levels, which would reduce or eliminate payments of interest on one or more classes of such CMBS for one or more payment dates. Additionally, as a result of cash flow being diverted to payments of principal on more senior classes, the average life of the more junior securities may lengthen. As a result, a shortfall in payments to subordinate investors in CMBS will generally not result in a default being declared on the transaction and the transaction will not be restructured or unwound.

Risks Associated with the Limited Liquidity of CMBS. The CMBS investments the Fund may invest in may have no, or only a limited, trading market. The liquidity of the CMBS will generally fluctuate with, among other things, general economic conditions, domestic and international political events, developments or trends in a particular industry. The credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of extreme market volatility, such as the recent global liquidity crisis. Such market conditions could re-occur and would impact the valuations of the Fund’s investments and impair PrinREI’s ability to sell securities. Some or all of the CMBS may also be subject to restrictions on transfer and may be considered illiquid.

Risks Associated with Interest Rate Movements. Debt securities, such as CMBS, are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are generally more sensitive to interest rate changes. The Fund may utilize derivative instruments for purposes of hedging interest rate risk. The use of derivatives may involve certain costs and risks which are outlined below.

“Spread Widening” Risk. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the market spreads of the securities in which the Fund invests may increase substantially causing the securities prices to fall. It may not be possible to predict, or to hedge against, such “spread widening” risk. In addition, mark-to-market accounting of the Fund’s investments will have an interim effect on the reported value prior to realization of an investment.

Risks Associated with Hedging. The Fund may, but is not obligated to, utilize financial instruments, such as over-the- counter derivatives transactions, to hedge its investments and the interest rate and/or spread risk associated therewith. There can be no assurance that the Fund will hedge when appropriate or choose the correct hedge if it does hedge. The use of hedging transactions involves certain risks. These risks include (i) the possibility that the market will move in a manner or direction that would have resulted in gain for the Fund had a particular hedging transaction not been utilized, in which case the Fund’s performance would have been better had the Fund not engaged in the hedging transaction; (ii) the risk of imperfect correlation between the risk sought to be hedged and the hedging instrument used; (iii) potential illiquidity for the hedging instrument used, which may make it difficult or costly for the Fund to close-out or unwind a hedging transaction; and (iv) market conditions.

Over-the-counter derivatives transactions are also subject to counterparty risk. Counterparty risk is the risk that the party on the opposite side of a contract will be unable to fulfill the terms of the contract when called upon, creating exposure equal to the replacement cost or loss of market value of the contract. To minimize counterparty risk, the Fund may diversify its counterparty exposure and may create exposure limits.

The Fund’s use of derivatives or other hedging transactions may be limited by legal and regulatory requirements applicable to the Fund or PrinREI.

Tax Risk Relating to Investments in Certain REMICs. The Fund may acquire residual interests in REMICs. The Fund may be taxable at the highest corporate income tax rate on a portion of the income arising from a residual interest in a REMIC that is allocable to the percentage of the Fund’s Common Shares held by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from unrelated business taxable income. Because this tax would be imposed on the Fund, all of the Fund’s investors, including investors that are not disqualified organizations, would bear a portion of the tax cost associated with the Fund’s investment in a residual interest in a REMIC.

In addition, if the Fund realizes excess inclusion income and allocates it to Common Shareholders, this income cannot be offset by net operating losses of the Common Shareholders. If the Common Shareholder is a tax-exempt entity and not a disqualified organization, then this income would be fully taxable as unrelated business taxable income under Section 512 of the Code. If the Common Shareholder is a foreign person, it would be subject to U.S. federal income tax withholding on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty.

Risks Associated with Tax Code or Accounting Changes. CMBS are generally structured as REMICs under the Code, which impacts the tax treatment of the CMBS. Changes to REMIC legislation could impact the investment performance of the CMBS and, as a result, the Fund. In addition, changes in accounting standards, such as mark-to-market or consolidation rules, could negatively impact the performance of the Fund.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk. The Fund may invest in CMBS and other securities rated below investment grade or, if unrated, determined by PrinREI to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. Investment in junk bonds involves substantial risk of loss. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Junk bonds display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values for junk bonds tend to be more volatile and such securities tend to be less liquid than investment grade debt securities.

Real Estate Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate-Related Securities Risk. The Fund’s investments will be subject to the risks inherent in the ownership and operation of real estate and real estate-related businesses and assets. These risks include, but are not limited to:

●	the burdens of ownership of real property;

●	general and local economic conditions (such as an oversupply of space or a reduction in demand for space);

●	the supply and demand for properties (including competition based on rental rates);

●	energy and supply shortages

●	fluctuations in average occupancy and room rates;

●	the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment;

●	the financial condition and resources of tenants, buyers and sellers of properties;

●	increased mortgage defaults;

●	the quality of maintenance, insurance and management services;

●	changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

●	changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws;

●	changes in real property tax rates;

●	changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable;

●	changes in operating costs and expenses;

●	energy and supply shortages;

●	uninsured losses or delays from casualties or condemnation;

●	negative developments in the economy that depress travel or leasing activity;

●	environmental liabilities;

●	contingent liabilities on disposition of assets

●	uninsured or uninsurable casualties;

●	acts of God, including earthquakes, hurricanes and other natural disasters;

●	social unrest and civil disturbances, epidemics, pandemics or other public crises; - terrorist attacks and war;

●	risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor- related factor; and

●	other factors which are beyond the control of the Adviser and its affiliates.

In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before the Fund will begin receiving rental payments under a replacement lease. During that period, the Fund will continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the Fund’s ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require the Fund to make capital improvements to properties which would not have otherwise been planned. Ultimately, to the extent that the Fund is unable to renew leases or re-let space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.

R E I T Related Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT-Related Risk. The Fund may invest in equity and mortgage REITs. Equity REITs invest in real estate, and mortgage REITs invest in loans secured by real estate. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemption from registration under the 1940 Act. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. By investing in REITs, the Fund will indirectly bear its proportionate share of the expenses of the REITs.

Risks Associated With Direct Ownership Of Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Direct Ownership of Real Estate Loans.

Commercial Mortgage Loans. The Fund may invest in commercial mortgage loans. The value of the Fund’s commercial mortgage loans will be influenced by the historical rate of delinquencies and defaults experienced on the commercial mortgage loans and by the severity of loss incurred as a result of such defaults. The factors influencing delinquencies, defaults, and loss severity include: (i) economic and real estate market conditions by industry sectors (e.g., multifamily, retail, office, and hospitality); (ii) the terms and structure of the mortgage loans; and (iii) any specific limits to legal and financial recourse upon a default under the terms of the mortgage loan.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single-family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and com-ply with applicable zoning and other laws) rather than upon the existence of independent income or assets of the borrower. Most commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation. Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Subordination of Investments. Some of the Fund’s investments may be in b-notes and other subordinated loans, structurally subordinated mezzanine loans and preferred equity interests of a direct or indirect property owning entity. These investments will be subordinated to the senior obligations of the property or issuer, either contractually or inherently due to the nature of equity investments. Greater credit risks are usually attached to these sub-ordinated investments than to a borrower’s first mortgage or other senior obligations. In addition, these investments may not be protected by financial or other covenants and may have limited liquidity. Adverse changes in the borrower’s financial condition and/or in general economic conditions may impair the ability of the borrower to make payments on the subordinated investments and cause it to default more quickly with respect to such investments than with respect to the borrower’s senior obligations. In many cases, the Fund’s management of its investments and its remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of any senior creditors and, to the extent applicable, contractual inter-creditor and/or participation agreement provisions.

Mezzanine Loans. Although not secured by the underlying real estate, mezzanine loans are also subject to risk of subordination and share certain characteristics of subordinate loan interests described above. As with commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying commercial properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. Mezzanine loans are not secured by interests in the underlying commercial properties. In addition, a mezzanine lender typically has additional rights vis-à-vis the more senior lenders, including the right to cure defaults under the mortgage loan and any senior mezzanine loan and purchase the mortgage loan and any senior mezzanine loan, in each case under certain circumstances following a default on the mortgage loan.

B-Notes and A/B Structures. The Fund may invest in b-notes, which investments are subordinate to the a-note portion of the same loan (which the Fund would not expect to hold). In addition to the risks described above in Subordination of Investments, certain additional risks apply to b-note investments, including those described herein. The b-note portion of a loan is typically small relative to the overall loan, and vis-à-vis the a-note portion of the loan is in the first loss position. As a means to protect against the holder of the a-note from taking certain actions or receiving certain benefits to the detriment of the holder of the b-note, the holder of the b-note often (but not always) has the right to purchase the a-note from its holder. If available, this right may not be meaningful to the Fund. For example, the Fund may not have the capital available to protect its b-note interest or purchasing the a-note may alter the Fund’s overall portfolio and risk/return profile to the detriment of Common Shareholders. In addition, a b-note may be in the form of a “rake bond.” A “rake bond” is a CMBS backed solely by a single promissory note secured by a mortgaged property, which promissory note is subordinate in right of payment to one or more separate promissory notes secured by the same mortgaged property.

Bridge Financings. The Fund may invest in bridge loans as part of its investment strategy. The Fund will bear the risk of any changes in financing markets, which may adversely affect the ability of a borrower to refinance any bridge financings. If the borrower were unable to complete a refinancing, then the Fund could be left holding an unexpected long-term investment in a junior security or that junior security might be converted to equity. The Fund may make an investment with the intent of financing or otherwise reducing the Fund’s investment shortly after the closing of such investment. There can be no assurance that other transactions designed to reduce or leverage the Fund’s investment will occur, or that terms of such financings will be attractive when closed. If the Fund is unable to complete such an anticipated transaction, its investments will be less diversified than intended. In addition, bridge financings may be secured by properties that are in transition or under “lease up.” There is a risk that completion of such transition or “lease up” of such properties will not occur. In that event, the Fund may be required to take possession of the property.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk. The Fund will be concentrating in companies in the real estate industry, which may include CMBS, REITs, REIT-like structures, and other securities that are secured by, or otherwise have exposure to, real estate. The focus of the Fund’s portfolio on this sector may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. A downturn in this sector (or any sub-sectors within it) would have a larger impact on the Fund than on an investment company that does not concentrate solely in this specific sector (or in specific sub- sectors). At times, the performance of companies in the real estate industry (or a specific sub-sector) may lag the performance of other sectors or the broader market as a whole. Any market price movements, regulatory changes, or economic conditions affecting CMBS, REITs, REIT-like structures, and real estate more generally, will have a significant impact on the Fund’s performance.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. The Fund could lose money if the borrower, issuer or guarantor of a loan underlying a CMBS, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. These risks are heightened with respect to issuers of high- yield or “junk” bonds.

Pricing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pricing Risk. Daily valuations of most of the Fund’s securities are provided by a third-party pricing service. There can be no assurance that PrinREI will be able to sell the securities at the same price as the valuations. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. Non-public or non-securities investments will be valued on a fair-value pricing basis. In addition, the valuation of real estate generally, and of the collateral underlying the loans in which the Fund invests in, is inherently subjective due to, among other things, the individual nature of each property, its location, the expected future cash flows from that particular property and the valuation methodology adopted. There can be no assurance that any such valuations obtained will accurately reflect the value of such underlying collateral.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the Fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the Fund’s net asset value.

Excise Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Excise Tax Risk. A regulated investment company that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required distribution, is liable for a 4% excise tax on the portion of the undistributed amounts of such income that are less than the required distributions.

Asset Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risks. Because asset-backed securities may not have the benefit of a security interest in the underlying assets, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Furthermore, most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be avail-able to support payments on these securities.

Payments of principal and interest on asset-backed securities may be dependent upon the cash flow generated by the underlying assets backing the securities and, in certain cases, may be supported by some form of credit enhancement. The degree of credit enhancement provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit enhancement could adversely affect the return on an investment in such a security. The value of the securities also may change because of changes in interest rates or changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset- backed securities have been subject to greater liquidity risk. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the Fund generally has no recourse against the entity that originated the loans.

The yield characteristics of the asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Because prepayment of principal generally occurs during a period of declining interest rates, the Fund may generally have to reinvest the proceeds of such prepayments at lower interest rates. Therefore, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then-existing holdings of such securities.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreement Risk. While repurchase agreements involve certain risks not associated with direct in-vestments in debt securities, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Risks Related to the Fund’s Use of Leverage. Since the holders of Common Shares pay all expenses related to the issuance of debt or use of leverage, the use of leverage through borrowing of money, issuance of debt securities or the issuance of preferred stock for investment purposes creates risks for the holders of Common Shares. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The Fund will also have to pay interest on its borrowings or dividends on preferred stock, if any, which may reduce the Fund’s return. The leverage costs may be greater than the Fund’s return on the underlying investment. The Fund’s leveraging strategy may not be successful.

If the Fund utilizes leverage in the form of borrowing, the money borrowed for investment purposes will incur interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the holders of Common Shares to receive a higher current rate of return than if the Fund were not leveraged. If, however, long- term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing return to the holders of Common Shares.

There is no assurance that a leveraging strategy will be successful or that it will be used. Leverage involves risks and special considerations for Common Stockholders, including:

●	the likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●	the risk that fluctuations in interest rates on borrowings or on short-term debt or in the interest or dividend rates on any debt securities or preferred shares that the Fund must pay will reduce the return to the Common Stockholders;

●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;

●	when the Fund uses financial leverage, the investment management fees payable to the Adviser and the subadvisory fees payable by the Adviser to the Subadviser will be higher than if the Fund did not use leverage. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and the holders of Common Shares, on the other; and

●	leverage may increase operating costs, which may reduce total return.

The use of leverage will require the Fund to segregate assets to cover its obligations (or, if the Fund borrows money or issues preferred shares, to maintain asset coverage in conformity with the requirements of the 1940 Act). While the segregated assets will be invested in liquid securities, they may not be used for other operational purposes. Consequently, the use of leverage may limit the Fund’s flexibility and may require that the Fund sell other portfolio investments to pay Fund expenses, to maintain assets in an amount sufficient to cover the Fund’s leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets. Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Subadviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies if the Fund were to utilize leverage.

Risks Associated With Swap Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Swap Transactions. The Fund may enter into interest rate, index, total return and currency swap agreements. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on an agreed-upon underlying asset or investment over the term of the swap. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Subadviser is incorrect in its forecasts of default risks, market spreads, liquidity or other applicable factors or events, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.

There are risks in the use of swaps. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Total return swaps involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the full notional amount of the swap. To the extent the Fund enters into a total return swap on equity securities, the Fund will receive the positive performance of a notional amount of such securities underlying the total return swap. In exchange, the Fund will be obligated to pay the negative performance of such notional amount of securities. Therefore, the Fund assumes the risk of a substantial decrease in the market value of the equity securities. The use of swaps may not always be successful; using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Currently, certain categories of interest rate swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally expected to be lower than for uncleared over-the- counter derivative transactions as each party to a transaction looks only to the central clearing house for performance of obligations under the transaction. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the fund or that the fund’s use of swaps will be advantageous.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk. The Fund may have exposure to preferred stocks. In addition to credit risk, investments in preferred stocks involve certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non- cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Investments in securities of non-U.S. issuers will be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. It may also be more difficult to obtain and enforce a judgment against a non-U.S. issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The risks of foreign investing may be magnified for investments in issuers located in emerging market countries.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. The Fund may invest in securities of issuers located in emerging markets. Emerging markets issuers are those (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging market country, (ii) that are organized under the laws of and have a principal office(s) in an emerging market country or (iii) that have at least 50% of their revenues, profits or assets in emerging market countries. Emerging market countries include any country not included in the MSCI World Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Risks of investing in emerging markets issuers include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of the companies in those markets.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to common shareholders. These risks are generally heightened for investments in emerging market countries.

Small And Mid Capitalization Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Capitalization Stock Risk. The Fund may invest in companies of any market capitalization. The Fund considers small companies to be those with a market capitalization up to $2 billion and medium-sized companies to be those with a market capitalization between $2 billion and $10 billion. Smaller and medium-sized company stocks may be more volatile than, and perform differently from, larger company stocks. There may be less trading in the stock of a smaller or medium-sized company, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium-sized company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small or medium-sized company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium-sized company stocks may not be well known to the investing public and may be held primarily by insiders or institutional investors.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The market value of convertible securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Convertible securities tend to be of lower credit quality.

Risks Associated With Futures Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Futures Contracts. If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading. In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions. Successful use of futures by the Fund also is subject to PrinREI’s ability to predict correctly movements in the direction of the relevant market. For example, if the Fund uses futures to hedge against the possibility of a decline in the value of a currency in which certain portfolio securities are denominated, and the value of that currency increases instead, the Fund will lose part or all of the benefit of the increased value of the securities denominated in the currency which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Risks Associated With Forward Currency Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Forward Currency Contracts. PrinREI’s decision whether to enter into forward foreign currency contracts will depend in part on its view regarding liquidity, market conditions, and the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a currency management strategy, if undertaken, would be successful. To the extent that PrinREI’s view regarding future exchange rates proves to have been incorrect, the Fund may realize losses on its foreign currency transactions. Even if a foreign currency hedge is effective in protecting the Fund from losses resulting from unfavorable changes in exchange rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates.

The Fund may also utilize forward rate contracts. Under forward rate contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. If the other party to a forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive that is in excess of collateral posted by the Fund’s counterparty (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) in respect of such liability. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Certain currency derivatives are subject to regulation under the Dodd-Frank Act. Potential rule- making with respect to such derivatives could affect the cost of such derivatives or otherwise restrict the fund’s ability to effectively use currency derivatives.

Risks Associated With Covered Calls [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Covered Calls. The Fund may write covered call options, subject to the limitation that no more than 50% of the Fund’s assets attributable to equity securities will be subject to covered call options at any given time. As the writer of a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option prior to exercise. If trading were suspended in an option, the Fund would not be able to close out the option position. If the Fund were unable to close out a covered call option that it had written on a security, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund may result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will not exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and generate short-term capital gains taxable as ordinary income.

Market Price Of Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Price of Common Shares. The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund’s common shares may likewise trade at a discount from NAV. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who sell their common shares below NAV will be reduced.

Risks From Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks from Non-Diversified Status. As a non-diversified investment company under the 1940 Act, and the rules and regulations thereunder, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will participate in a limited number of investments and all or a substantial majority of its investment portfolio may be in a particular bond class. As a result, the Fund’s investment portfolio could have significant investments in a particular issuer or bond class. An investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified company because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Common Shares. While the investment limitations of the Fund restrict investments in any specific CMBS bond to a maximum of 10% of the Fund’s total assets, losses incurred on an investment of this size could still have a significant impact on overall Fund performance. The Fund intends to comply with the diversification requirements of the Code applicable to regulated investment companies.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. ALPS, PrinREI and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Capital Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Market Risk. Global financial markets and economic conditions are volatile due to a variety of factors, including significant write-offs in the financial services sector, and therefore companies may have difficulty raising capital. In particular, as a result of concerns about the general stability of financial markets and specifically the solvency of lending counterparties, the cost of raising capital from the credit markets generally has increased as many lenders and institutional investors have increased interest rates, enacted tighter lending standards, re-fused to refinance debt on existing terms or at all and reduced, or in some cases ceased to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. Due to these factors, companies may be unable to obtain new debt or equity financing on acceptable terms or at all. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet their obligations as they come due.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. The Fund’s declaration of trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risks. The Fund may enter into derivatives. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes, and other assets. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of a fund. The fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or can suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. Certain derivatives transactions may give rise to a form of leverage. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Further, using derivatives may include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair a Fund’s ability to manage or hedge its investment portfolio through the use of derivatives. In particular, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Funds’ asset segregation and cover practices discussed herein. The final rule requires Funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding use of securities lending collateral that may limit the Fund’s securities lending activities. Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Dodd- Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the rules promulgated thereunder may limit the ability of a Fund to enter into one or more exchange-traded or OTC derivatives transactions.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent COVID-19 (the “Coronavirus”) outbreak, persists for an extended period of time. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

Legislation Policy And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation, Policy and Regulatory Risk. At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Recent changes in the U.S. political landscape and changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission (“CFTC”), the SEC, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to financial reform legislation in the United States. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental agencies.

L I B O R Discontinuance Or Unavailability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Discontinuance or Unavailability Risk. The London Interbank Offering Rate ("LIBOR") is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published, and we recommend that you consult your advisors to stay informed of any such developments. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as "benchmarks" and are the subject of recent regulatory reform.